CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (3,537)	$ (5,153)	$ (18,978)	$ (27,450)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation	133	214	625	796
Share-based consulting and other services	73	38	307	94
Non-cash interest expense	0	45	0	601
Allowance for doubtful accounts	12	2	14	16
Bad debt write-off			257	0
Inventory reserve			200	0
Gain from non-monetary exchange			(65)	0
Depreciation and amortization	960	948	3,871	2,370
Change in fair value of derivative liabilities	(485)	0
Impairment			0	933
Accretion of financing instruments			0	176
Inducement expense			0	391
Other expense			0	10,068
Other income			(440)	0
Non-monetary transaction	43	0
Reversal of accrued bonus expense			(25)	(2,335)
Inventory write-off			159	0
Changes in assets and liabilities
Accounts receivable	133	(100)	(185)	(804)
Inventory	312	(962)	(1,676)	(2,621)
Prepaid expenses and other current assets	31	(26)	(3)	293
Accounts payable	509	(651)	(973)	1,186
Accrued expenses	330	17	359	21
Accrued interest and fees			0	1,300
Deferred revenue - related party	(480)	0	0	480
Due to related parties	55	1,105	1,934	91
Long term capital lease obligation	87	0
Net cash used in operating activities	(1,824)	(4,523)	(14,619)	(14,395)
Cash flows from investing activities
Capital expenditures for property and equipment	(130)	(84)	(134)	(294)
Capitalization of intangible assets	(625)	(193)	(1,771)	(2,602)
Net cash used in investing activities	(755)	(277)	(1,905)	(2,896)
Cash flows provided by financing activities
Payment of capital lease	(35)	(31)	(123)	(123)
Proceeds from issuance of convertible preferred stock, net of issuance costs	2,677	0	664	0
Proceeds from convertible notes payable			0	450
Proceeds from convertible bridge loan payable ($2,727 to related party)			0	4,994
Repayment of convertible bridge loan payable			0	(125)
Proceeds from issuance of common stock			11,224	17,340
Restricted cash	(600)	0
Proceeds from issuance of warrants			0	1
Net cash provided by (used in) financing activities	2,042	(31)	11,765	22,537
Net (decrease) in cash	(537)	(4,831)	(4,759)	5,246
Cash, beginning of period	758	5,517	5,517	271
Cash, end of period	221	686	758	5,517
Supplemental cash flow disclosures of investing and financing activities
Stock issued in connection with conversion of due to related party	1,756	0	0	15,000
Stock issued in connection with conversion of preferred stock and deemed dividend	1,379	0	17
Derivative liability in connection with conversion option and warrants	460	0	270	0
Stock issued as payment of fees on convertible preferred stock	88	0	17	0
Amortization of prepaid fees related to the $15M purchase agreement	45	0	294	0
Stock issued as payment of bonus	$ 0	$ 168	272	0
Stock issued as payment for interest on convertible note			180	180
Reclassification of inventory to fixed asset			163	0
Reclassification of fixed asset to inventory			0	293
Conversion of convertible bridge loan payable including interest and fees			0	9,023
Interest and fees refinanced under the bridge loan			0	5,408
Due to related party refinanced under the bridge loan			0	1,393
Related party amount refinanced under the bridge loan			0	1,013
Capital lease obligation for property and equipment			$ 0	$ 370